ACCRUED EXPENSES AND OTHER CURRENT LIABLITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accrued Expenses And Other Current Liablities
ACCRUED EXPENSES AND OTHER CURRENT LIABLITIES

NOTE 7 – ACCRUED EXPENSES AND OTHER CURRENT LIABLITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2020	2019
Clinical trials expenses	$231	$2,561
Patents and other research expenses	302	428
Payroll expenses	149	122
Building and office expenses	337	274
Professional consultants expenses	839	156
Tax expenses	305	334
Deferred grant income	82	52
Short-term finance lease	5	14
Other expenses	307	294
	$2,557	$4,235

ACCRUED EXPENSES AND OTHER CURRENT LIABLITIES

NOTE 8 – ACCRUED EXPENSES AND OTHER CURRENT LIABLITIES

Accrued expenses and other current liabilities consisted of the following:

	June 30, 2021	December 31, 2020
Clinical trials accrued expenses	$3,936	$231
Patents and other research accruals	83	302
Payroll expenses	196	149
Building and office expenses	373	337
Professional and consultants’ expenses	455	839
Tax expenses	291	305
Deferred grant income	57	82
Short-term finance lease	-	5
Other accrued expenses	349	307
	$5,740	$2,557